Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Sep. 30, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Oct. 31, 2021	Sep. 28, 2021	May 17, 2021	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2020	Jan. 16, 2020	Nov. 01, 2019	Oct. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Apr. 30, 2018	Jan. 16, 2018
C000255777
Account Value [Line Items]
Line Graph and Table Measure Name	Day Hagan Smart Buffer ETF
C000215105
Account Value [Line Items]
Line Graph and Table Measure Name	Day Hagan Smart Sector ETF
Account Value	$ 16,829	$ 16,990		$ 15,208	$ 13,615	$ 13,672	$ 12,532		$ 13,288	$ 14,558			$ 13,123	$ 10,253	$ 8,866	$ 10,000
C000230670
Account Value [Line Items]
Line Graph and Table Measure Name	Day Hagan Smart Sector Fixed Income ETF
Account Value	$ 9,585	9,370		8,944	8,566	9,085	8,626		9,290	10,056	$ 10,000
C000236642
Account Value [Line Items]
Line Graph and Table Measure Name	Day Hagan Smart Sector International ETF
Account Value	$ 12,620	12,153		11,503	10,398	11,141	9,210	$ 10,000
C000252108
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide High Dividend ETF
Account Value	$ 9,683	10,076	$ 10,000
C000255876
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide US Market ETF
C000223943
Account Value [Line Items]
Line Graph and Table Measure Name	Strategy Shares Gold Enhanced Yield ETF
Account Value	$ 13,030	11,359		9,334	7,902	8,814	6,850		8,806	9,619		$ 10,000
C000195439
Account Value [Line Items]
Line Graph and Table Measure Name	Strategy Shares Nasdaq 7HANDL™ Index ETF
Account Value	$ 13,810	13,859		12,533	11,119	11,784	11,001		12,003	13,430			12,696	11,716	10,969			$ 10,941	$ 10,350	$ 9,693	$ 9,704	$ 10,000
C000215207
Account Value [Line Items]
Line Graph and Table Measure Name	Strategy Shares Newfound/ReSolve Robust Momentum ETF
Account Value	$ 13,011	12,999		11,633	10,062	10,491	9,920		10,586	11,860			11,024	8,774	8,618		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,232	18,555		16,265	13,444	13,260	12,206		12,916	14,295			12,888	10,002	8,829	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,602	9,361		8,889	8,468	9,021	8,438		9,060	10,007	$ 10,000
MSCI ACWI ex USA Index (Gross)
Account Value [Line Items]
Account Value	$ 13,895	13,082		12,349	10,467	11,238	9,291	$ 10,000
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 3000 Equal Weight Total Return Index
Account Value	$ 9,036	9,947	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,710	9,467		8,989	8,564	9,123	8,533		9,162	10,121		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,087	10,809		10,264	9,778	10,417	9,743		10,461	11,555			11,435	11,611	11,465			10,934	10,344	9,806	9,824	10,000
S&P Target Risk Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Growth Index
Account Value	$ 14,026	13,820		12,728	11,206	11,599	10,501		11,374	12,685			12,139	10,396	9,495		10,000
Bloomberg U.S. 1000 Value Total Return Index
Account Value [Line Items]
Account Value	9,733	9,938	$ 10,000
Bloomberg Barclays U.S. Corporate Index
Account Value [Line Items]
Account Value	9,800	9,656		9,108	8,486	9,018	8,257		8,957	10,266		$ 10,000
NASDAQ 7 HANDL Index
Account Value [Line Items]
Account Value	15,254	15,212		13,693	12,072	12,698	11,771		12,746	14,158			13,314	12,203	11,345			$ 11,204	$ 10,534	$ 9,797	$ 9,749	$ 10,000
Newfound/ReSolve Robust Equity Momentum Index
Account Value [Line Items]
Account Value	$ 13,284	$ 13,213		$ 11,803	$ 10,171	$ 10,589	$ 9,985		$ 10,599	$ 11,889			$ 10,981	$ 8,684	$ 8,428		$ 10,000